Intangible Assets - Summary of Intangible Asset Acquired (Details)	Dec. 31, 2025	Dec. 31, 2024
Finite Lived Intangible Assets [Line Items]
Total weighted-average useful life	3 years 2 months 12 days	3 years
Software development costs [Member]
Finite Lived Intangible Assets [Line Items]
Total weighted-average useful life	3 years	3 years
Customer Relationships [Member]
Finite Lived Intangible Assets [Line Items]
Total weighted-average useful life	5 years	5 years
Computer Software [Member]
Finite Lived Intangible Assets [Line Items]
Total weighted-average useful life	1 year	2 years